Deferred Offering Costs	8 Months Ended
Sep. 30, 2012
Deferred Offering Costs [Abstract]
Deferred Offering Costs

Note 4 — Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Public Offering and that were charged to shareholders’ equity on October 24, 2012.